SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net (loss) income	$ (646,092)	$ 304,331	$ 156,857	$ 163,259	$ 722,115	$ (166,644)
Accretion of redeemable common stock to redemption amount	(188,932)	(369,382)	(1,792,959)	(442,365)
Excise taxes on stock redemption			(930,108)
Allocation of net loss including accretion of temporary equity to redemption value	(835,024)	(65,051)	(2,566,210)	(279,106)	(362,259)	(3,516,864)
Accretion of common stock to redemption value			1,792,959		1,084,374	3,350,220
Redeemable Common Stock [Member]
Net (loss) income	(169,599)	318,960	948,241	226,026	803,581	2,449,981
Excise taxes on stock redemption			(930,108)
Allocation of net loss including accretion of temporary equity to redemption value	(358,531)	(50,422)	(1,774,826)	(216,339)	(280,793)	(900,239)
Accretion of common stock to redemption value	$ 188,932	$ 369,382	$ 1,792,959	$ 442,365	$ 1,084,374	$ 3,350,220
Basic weighted average shares outstanding	2,510,512	11,500,000	7,482,720	11,500,000	11,500,000	882,192
Diluted weighted average shares outstanding	2,510,512	11,500,000	7,482,720	11,500,000	11,500,000	882,192
Basic net (loss) income per share	$ (0.07)	$ 0.03	$ 0.13	$ 0.02	$ 0.07	$ 2.78
Diluted net (loss) income per share	$ (0.07)	$ 0.03	$ 0.13	$ 0.02	$ 0.07	$ 2.78
Non Redeemable Common Stock [Member]
Net (loss) income	$ (476,493)	$ (14,629)	$ (791,384)	$ (62,767)	$ (81,466)	$ (2,616,625)
Allocation of net loss including accretion of temporary equity to redemption value	$ (476,493)	$ (14,629)	$ (791,384)	$ (62,767)	$ (81,466)	$ (2,616,625)
Basic weighted average shares outstanding	3,336,500	3,336,500	3,336,500	3,336,500	3,336,500	2,564,170
Diluted weighted average shares outstanding	3,336,500	3,336,500	3,336,500	3,336,500	3,336,500	2,564,170
Basic net (loss) income per share	$ (0.14)	$ 0.00	$ (0.24)	$ (0.02)	$ (0.02)	$ (1.02)
Diluted net (loss) income per share	$ (0.14)	$ 0.00	$ (0.24)	$ (0.02)	$ (0.02)	$ (1.02)